Disposal groups held for sale - Disposal Group (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Receivables	$ 311	$ 350
Inventories	851	1,032
Prepaid expenses	40	60
Property, plant and equipment	3,835	3,982	$ 4,100
Timber licences	376	351
Total assets	9,415	9,973
Payables and accrued liabilities	620	722
Current portion of reforestation and decommissioning obligations	60	58
Total liabilities	2,193	$ 2,354
Disposal groups classified as held for sale [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Receivables	49
Inventories	72
Prepaid expenses	2
Property, plant and equipment	54
Timber licences	3
Retirement assets	3
Total assets	182
Payables and accrued liabilities	58
Current portion of reforestation and decommissioning obligations	2
Retirement liabilities	3
Total liabilities	$ 63